Financial instruments - Summary of Changes in the Fair Value of the Earn-Out Rights (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about Earn Out Rights [Roll Forward]
Financial liabilities, at fair value	$ 8,887
Financial liabilities, at fair value	2,513
Earn-Out Rights
Disclosure of detailed information about Earn Out Rights [Roll Forward]
Financial liabilities, at fair value	3,579	$ 28,778
Change in fair value measurement	(3,157)	(15,813)
Financial liabilities, at fair value	$ 422	$ 12,965